Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2025, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies applied for the six months ended June 30, 2026 and 2025 are consistent with those of the audited consolidated financial statements for the years ended December 31, 2025 and 2024, as described in those audited consolidated financial statements. The interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2026.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

Going Concern basis

As of June 30, 2026, the Company has incurred an accumulated deficit of $74.0 million. For the six months ended June 30, 2026, the Company had a net loss from continuing operations of $3.1 million and net operating cash outflow of $1.6 million. The principal sources of funding have historically been cash contributions from equity and debt financings. On July 2, 2024, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”) under which the Company could offer and sell its ordinary shares through Wainwright as the sales agent. For the six months ended June 30, 2026, the Company issued 398,773 Ordinary Shares pursuant to the at the market offering (the “ATM offering”) for gross proceeds of $0.3 million. As of June 30, 2026, the Company had cash and cash equivalents of $21.3 million. Taking this into consideration, the Company believes it will have sufficient available financial resources to meet its obligations and working capital requirements for at least in the next twelve months from the date of issuance of these financial statements. Accordingly, the Company considers that it is appropriate to prepare the consolidated financial information on a going concern basis.

Basis of consolidation
2.2	Basis of consolidation

The condensed consolidated interim statements of profit or loss and other comprehensive loss, statements of changes in equity and statements of cash flows of the Company for the relevant periods include the results and cash flows of the Company and its subsidiaries. Subsidiaries are entities (including structured entities) over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date when control ceases.

The interim condensed consolidated balance sheet of the Company as of June 30, 2026 has been prepared to present the assets and liabilities of the subsidiaries under the historical cost convention, except for certain financial instruments which are measured at fair value in accordance with IFRS Accounting Standards.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

Business combinations
2.3	Business combinations

The Company accounts for business combinations using the acquisition method when control is transferred to the Company, other than those between and among entities under common control. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on the bargain purchase is recognized in the statement of profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in the statement of profit or loss.

IFRS 3, Business Combinations does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the Company has accounted for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the consolidated balance sheet, consolidated statement of profit or loss, comprehensive income, changes in equity and cash flows reflect the results of combining entities for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place. Additional disclosures on a business combination are provided in Note 3.

Critical accounting estimate and judgements
2.4	Critical accounting estimate and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2025.

On September 23, 2026, the interim condensed consolidated financial statements were approved by the audit committee and board of directors.

Foreign currency translation
2.5	Foreign currency translation

The consolidated financial statements are prepared in USD, which is the reporting currency. The functional currency of significant subsidiaries are as follows, the subsidiaries located in Thailand is Thai Baht (“Baht” or “THB”), the functional currency of subsidiaries located in Hong Kong is Hong Kong dollar (“HKD”) and the functional currency of subsidiaries located in mainland China is Chinese Renminbi (“RMB”).

The currency exchange rates and the entities that significantly impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2026	2025	2026	2025
Thai Baht	0.0301	0.0317	0.0310	0.0299
Hong Kong Dollar	0.1275	0.1285	0.1277	0.1282
Chinese Renminbi	0.1473	0.1429	0.1460	0.1382

New and amended accounting standards
2.6	New and amended accounting standards

The Company has applied the following amendments for the first time:

(i)	Amendments to IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments;

(ii)	Annual Improvements to IFRS Accounting Standards – Volume 11 (amending IFRS 1, IFRS 7, IFRS 9, IFRS 10, and IAS 7).

All new standards and amendments that are effective for annual reporting period commencing January 1, 2026 have been applied by the Company for the six months ended June 30, 2026. The adoption of these new and amended standards did not have material impact on the interim condensed consolidated financial statements of the Company.

At the date of authorization of these interim condensed consolidated financial statements, the following certain new and amended IFRS Accounting Standards have been issued but are not yet effective for interim reporting period ended on June 30, 2026 and the Company is still evaluating the impact of these new and amended guidance:

Date of issue	Title	Effective date
April 2024	IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
November 2025	Amendments to IAS 21 regarding translation to a hyperinflationary presentation currency	January 1, 2027
May 2026	IFRS 20 Regulatory Assets and Regulatory Liabilities	January 1, 2029
June 2026	Amendments to IAS 28 Amendments to the Fair Value Option for Investments in Associates and Joint Ventures	January 1, 2027